Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 29, 2011	Jun. 30, 2011	Apr. 28, 2012
Commitments and Contingencies [Line Items]
Purchased of distribution facility and equipment		$ 21,000
Sale of distribution facility	18,000		18,000
Loss on sale of distribution facility	$ 2,178
Minimum
Commitments and Contingencies [Line Items]
Lease contract term			5 years
Lease cancellation period			90 days
Maximum
Commitments and Contingencies [Line Items]
Lease contract term			10 years
Lease cancellation period			120 days